Provisions, contingent liabilities, contingent assets and credit commitments - Compliance, regulation and remediation provisions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Provisions
Amount provided	$ 3,169	$ 1,928
Additional provision	2,777
Provision for customer refunds	276
Compliance, regulation and remediation provisions
Provisions
Amount provided	1,572	469
Additional provision	1,489
Ongoing advice service fees charged by salaried financial planners
Provisions
Total fees received			$ 594
Percentage of fees estimated to be refunded			26.00%
Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude
Provisions
Amount provided	$ 606
Total fees received		$ 936
Percentage of fees estimated to be refunded		32.00%